Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 23, 2014	Dec. 31, 2013	Dec. 31, 2013 Building and Building Improvements [Member] Minimum [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Maximum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Mar. 04, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Mar. 31, 2014 Minimum [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Minimum [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Minimum [Member] Customer Lists [Member]	Mar. 31, 2014 Maximum [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Maximum [Member] Developed Technology Rights [Member]	Dec. 31, 2013 Maximum [Member] Customer Lists [Member]
Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Acquisition, Percentage of Ownership								3.00%	97.00%
Share Price (in Dollars per share)		$ 0.01
Property, Plant and Equipment, Useful Life				5 years	20 years	3 years	15 years
Finite-Lived Intangible Asset, Useful Life										7 years	7 years	8 years	10 years	10 years	20 years
Inventory Adjustments (in Dollars)			$ 23,900,000
Unrecognized Tax Benefits, Period Increase (Decrease) (in Dollars)	$ (7,635,000)